Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 6,498	$ 7,796	$ 5,295
Short-term investments - held to maturity	6,245	3,100	100
Accounts receivable, net	5,893	5,150	4,563
Inventory	2,119	1,905	2,179
Prepaid expenses and other current assets	857	777	687
Total current assets	21,612	18,728	12,824
Long-term investments - held to maturity	1,000	1,500
Equipment, furniture and leasehold improvements, net	4,522	3,287	1,021
Intangible assets, net	36	39	43
Other assets	92	92	92
Deferred tax asset	9,056	9,056
Total assets	36,318	32,702	13,980
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	1,021	1,100	1,122
Accrued compensation	1,631	1,975	956
Other accrued expenses	1,636	1,781	791
Advance payments	122	101	211
Deferred revenue	55	26	238
Warrant liability		7,694	34
Other current liabilities	235	170	891
Total current liabilities	4,700	12,847	4,243
Warrant liability		5,158	6,844
Total liabilities	4,700	18,005	11,087
Commitments and contingencies (Note 12)
Shareholders' equity:
Series B Convertible Preferred stock
Common stock, $.001 par value: authorized 200,000,000 shares	23	21	17
Additional paid-in capital	219,465	206,298	193,358
Accumulated deficit	(187,870)	(191,622)	(190,482)
Total shareholders' equity	31,618	14,697	2,893
Total liabilities and shareholders' equity	$ 36,318	$ 32,702	$ 13,980